Quarterly Holdings Report
for
Fidelity® Corporate Bond Fund
May 31, 2024
CBD-NPRT3-0724
1.907009.114
Nonconvertible Bonds - 88.8%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.:
2.25% 2/1/32	4,905,000	3,954,994
3.55% 9/15/55	2,075,000	1,393,293
3.65% 9/15/59	1,452,000	969,209
3.8% 12/1/57	6,174,000	4,298,272
4.3% 2/15/30	1,886,000	1,797,661
4.5% 5/15/35	1,446,000	1,321,623
Verizon Communications, Inc.:
2.355% 3/15/32	5,282,000	4,288,030
2.55% 3/21/31	1,827,000	1,540,379
3% 11/20/60	3,160,000	1,892,815
3.15% 3/22/30	272,000	243,804
3.7% 3/22/61	4,527,000	3,193,714
4.016% 12/3/29	3,773,000	3,560,439
4.329% 9/21/28	856,000	829,461
4.4% 11/1/34	4,919,000	4,535,637
4.5% 8/10/33	395,000	370,489
		34,189,820
Entertainment - 0.2%
The Walt Disney Co. 6.65% 11/15/37	3,552,000	3,972,337
Media - 2.5%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.5% 8/15/30 (b)	4,980,000	4,137,912
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51	2,754,000	1,685,718
3.85% 4/1/61	3,207,000	1,888,329
5.25% 4/1/53	2,495,000	1,967,443
5.375% 5/1/47	2,622,000	2,107,737
5.5% 4/1/63	1,396,000	1,091,648
Comcast Corp.:
2.937% 11/1/56	977,000	587,168
2.987% 11/1/63	3,786,000	2,210,285
3.999% 11/1/49	538,000	417,473
Discovery Communications LLC:
3.95% 3/20/28	4,905,000	4,595,626
4.65% 5/15/50	1,259,000	933,555
Time Warner Cable LLC:
5.5% 9/1/41	212,000	177,309
5.875% 11/15/40	2,823,000	2,447,874
6.55% 5/1/37	728,000	690,417
6.75% 6/15/39	470,000	456,604
7.3% 7/1/38	2,609,000	2,646,864
Warnermedia Holdings, Inc.:
3.755% 3/15/27	794,000	752,959
4.054% 3/15/29	275,000	253,219
4.279% 3/15/32	6,748,000	5,905,902
5.05% 3/15/42	1,147,000	947,919
5.141% 3/15/52	6,021,000	4,753,031
5.391% 3/15/62	2,071,000	1,628,684
		42,283,676
Wireless Telecommunication Services - 1.0%
Rogers Communications, Inc.:
3.8% 3/15/32	4,507,000	4,000,176
4.55% 3/15/52	4,154,000	3,383,431
T-Mobile U.S.A., Inc.:
2.4% 3/15/29	1,197,000	1,054,462
2.7% 3/15/32	8,119,000	6,750,473
5.65% 1/15/53	1,509,000	1,484,725
Vodafone Group PLC 3.25% 6/4/81 (c)	1,094,000	1,023,930
		17,697,197
TOTAL COMMUNICATION SERVICES		98,143,030
CONSUMER DISCRETIONARY - 4.3%
Automobiles - 1.7%
Ford Motor Co. 3.25% 2/12/32	4,150,000	3,410,958
General Motors Co.:
5% 4/1/35	860,000	801,978
5.2% 4/1/45	981,000	862,840
5.4% 4/1/48	396,000	353,280
5.6% 10/15/32	1,886,000	1,875,439
5.95% 4/1/49	1,871,000	1,802,168
General Motors Financial Co., Inc.:
3.1% 1/12/32	4,550,000	3,810,175
4.3% 4/6/29	4,225,000	3,993,321
Stellantis Finance U.S., Inc.:
1.711% 1/29/27 (b)	2,261,000	2,058,775
2.691% 9/15/31 (b)	4,207,000	3,499,957
Volkswagen Group of America Finance LLC:
1.625% 11/24/27 (b)	4,527,000	3,986,784
4.75% 11/13/28 (b)	3,045,000	2,971,437
		29,427,112
Distributors - 0.1%
Genuine Parts Co. 2.75% 2/1/32	2,276,000	1,883,538
Diversified Consumer Services - 0.1%
Massachusetts Institute of Technology 3.885% 7/1/2116	2,494,000	1,800,953
Trane Technologies Global Holding Co. Ltd. 5.75% 6/15/43	135,000	136,740
		1,937,693
Leisure Products - 0.2%
Brunswick Corp. 5.85% 3/18/29	3,964,000	3,957,838
Specialty Retail - 1.5%
Advance Auto Parts, Inc. 1.75% 10/1/27	1,890,000	1,631,959
AutoNation, Inc.:
1.95% 8/1/28	4,659,000	4,020,048
2.4% 8/1/31	2,075,000	1,663,713
3.85% 3/1/32	2,037,000	1,793,480
4.75% 6/1/30	134,000	127,541
AutoZone, Inc. 4% 4/15/30	3,622,000	3,394,862
Lowe's Companies, Inc.:
3% 10/15/50	4,414,000	2,753,594
3.75% 4/1/32	3,773,000	3,412,281
5.625% 4/15/53	2,433,000	2,354,126
O'Reilly Automotive, Inc. 3.9% 6/1/29	1,101,000	1,038,606
The Home Depot, Inc. 5.95% 4/1/41	319,000	336,622
Triton Container International Ltd. 1.15% 6/7/24 (b)	2,056,000	2,053,276
		24,580,108
Textiles, Apparel & Luxury Goods - 0.7%
Tapestry, Inc.:
3.05% 3/15/32	4,631,000	3,723,485
7% 11/27/26	643,000	660,194
7.35% 11/27/28	1,029,000	1,065,568
7.7% 11/27/30	3,300,000	3,448,005
7.85% 11/27/33	3,300,000	3,478,629
		12,375,881
TOTAL CONSUMER DISCRETIONARY		74,162,170
CONSUMER STAPLES - 3.9%
Beverages - 0.2%
Constellation Brands, Inc. 2.875% 5/1/30	3,254,000	2,844,700
Consumer Staples Distribution & Retail - 0.7%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)	3,630,000	3,229,651
Dollar General Corp. 3.5% 4/3/30	4,214,000	3,827,522
Dollar Tree, Inc.:
2.65% 12/1/31	4,527,000	3,734,241
4.2% 5/15/28	2,406,000	2,306,099
		13,097,513
Food Products - 0.4%
JDE Peet's BV 2.25% 9/24/31 (b)	1,612,000	1,276,823
Smithfield Foods, Inc. 3% 10/15/30 (b)	798,000	674,297
Viterra Finance BV 4.9% 4/21/27 (b)	5,018,000	4,929,194
		6,880,314
Tobacco - 2.6%
Altria Group, Inc. 2.45% 2/4/32	2,216,000	1,781,032
BAT Capital Corp.:
2.259% 3/25/28	4,358,000	3,887,728
2.726% 3/25/31	5,810,000	4,883,213
3.215% 9/6/26	4,258,000	4,053,514
3.557% 8/15/27	795,000	753,151
4.7% 4/2/27	759,000	745,816
5.834% 2/20/31	1,415,000	1,433,222
7.75% 10/19/32	3,622,000	4,089,386
BAT International Finance PLC 4.448% 3/16/28	2,886,000	2,787,399
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (b)	2,929,000	2,800,544
4.25% 7/21/25 (b)	1,778,000	1,747,184
6.125% 7/27/27 (b)	725,000	735,759
Philip Morris International, Inc.:
4.375% 11/15/41	712,000	599,409
5.125% 2/15/30	6,763,000	6,710,568
5.625% 11/17/29	3,301,000	3,361,842
5.75% 11/17/32	3,508,000	3,580,233
Reynolds American, Inc. 5.7% 8/15/35	103,000	101,012
		44,051,012
TOTAL CONSUMER STAPLES		66,873,539
ENERGY - 6.3%
Oil, Gas & Consumable Fuels - 6.3%
Boardwalk Pipelines LP 4.95% 12/15/24	1,396,000	1,389,357
Canadian Natural Resources Ltd.:
2.95% 7/15/30	5,193,000	4,528,757
5.85% 2/1/35	180,000	178,903
6.25% 3/15/38	1,474,000	1,515,460
Cenovus Energy, Inc.:
2.65% 1/15/32	465,000	382,634
3.75% 2/15/52	1,441,000	1,024,168
4.25% 4/15/27	982,000	954,098
5.25% 6/15/37	376,000	354,228
5.375% 7/15/25	3,447,000	3,430,767
5.4% 6/15/47	899,000	829,979
6.75% 11/15/39	262,000	280,862
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	242,000	245,559
6.036% 11/15/33 (b)	652,000	664,579
6.497% 8/15/43 (b)	195,000	203,341
6.544% 11/15/53 (b)	351,000	371,904
DCP Midstream Operating LP:
5.125% 5/15/29	3,085,000	3,037,006
5.6% 4/1/44	116,000	111,635
6.75% 9/15/37 (b)	726,000	773,368
Eastern Gas Transmission & Storage, Inc.:
3% 11/15/29	2,833,000	2,516,949
3.9% 11/15/49	2,641,000	1,869,233
Enbridge, Inc. 6.7% 11/15/53	1,300,000	1,423,714
Energy Transfer LP:
3.75% 5/15/30	4,020,000	3,677,107
4% 10/1/27	1,530,000	1,464,674
4.95% 6/15/28	333,000	327,619
5% 5/15/50	6,282,000	5,332,655
5.4% 10/1/47	661,000	593,535
5.75% 2/15/33	1,509,000	1,508,773
5.8% 6/15/38	186,000	180,422
6% 6/15/48	121,000	116,957
EQT Corp. 5.75% 2/1/34	8,593,000	8,501,331
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (b)	1,702,000	1,674,766
Hess Corp.:
5.6% 2/15/41	2,853,000	2,846,172
5.8% 4/1/47	4,188,000	4,198,556
7.3% 8/15/31	1,198,000	1,337,055
7.875% 10/1/29	2,092,000	2,335,494
MPLX LP:
2.65% 8/15/30	4,527,000	3,866,806
4.95% 9/1/32	1,461,000	1,390,478
5.65% 3/1/53	5,304,000	5,008,740
Occidental Petroleum Corp. 5.55% 3/15/26	253,000	252,679
ONEOK, Inc. 3.25% 6/1/30	3,848,000	3,440,413
Ovintiv, Inc.:
5.15% 11/15/41	611,000	530,114
7.375% 11/1/31	393,000	427,970
8.125% 9/15/30	1,754,000	1,972,688
Petroleos Mexicanos:
4.5% 1/23/26	2,641,000	2,498,861
6.49% 1/23/27	374,000	355,824
6.5% 3/13/27	3,234,000	3,050,956
Plains All American Pipeline LP/PAA Finance Corp. 3.8% 9/15/30	639,000	581,364
Southeast Supply Header LLC 4.25% 6/15/24 (b)	252,000	250,812
Spectra Energy Partners LP 4.5% 3/15/45	329,000	269,587
Suncor Energy, Inc. 6.5% 6/15/38	1,289,000	1,350,203
The Williams Companies, Inc.:
2.6% 3/15/31	4,640,000	3,900,787
3.5% 11/15/30	1,436,000	1,292,862
4.65% 8/15/32	1,460,000	1,383,510
5.3% 8/15/52	323,000	298,067
5.75% 6/24/44	1,664,000	1,631,147
TransCanada PipeLines Ltd. 4.25% 5/15/28	3,697,000	3,558,065
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	169,000	151,233
Western Midstream Operating LP:
4.05% 2/1/30	7,975,000	7,381,926
4.65% 7/1/26	90,000	87,947
5.3% 3/1/48	572,000	491,621
6.15% 4/1/33	2,655,000	2,694,336
		108,300,613
FINANCIALS - 35.4%
Banks - 18.2%
AIB Group PLC:
5.871% 3/28/35 (b)(c)	4,100,000	4,071,237
7.583% 10/14/26 (b)(c)	3,792,000	3,875,149
Banco Santander SA 2.749% 12/3/30	6,600,000	5,503,730
Bank of America Corp.:
1.898% 7/23/31 (c)	4,225,000	3,449,927
2.592% 4/29/31 (c)	4,716,000	4,045,107
2.972% 2/4/33 (c)	11,318,000	9,538,522
3.194% 7/23/30 (c)	6,399,000	5,771,437
3.705% 4/24/28 (c)	2,372,000	2,264,182
4.571% 4/27/33 (c)	5,282,000	4,960,508
5.015% 7/22/33 (c)	6,866,000	6,689,684
6.11% 1/29/37	812,000	846,890
Bank of Ireland Group PLC 5.601% 3/20/30 (b)(c)	3,123,000	3,085,195
Barclays PLC:
3.65% 3/16/25	1,473,000	1,449,381
3.811% 3/10/42 (c)	4,527,000	3,487,248
5.088% 6/20/30 (c)	4,072,000	3,929,882
5.746% 8/9/33 (c)	1,257,000	1,255,332
7.437% 11/2/33 (c)	4,452,000	4,895,254
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 1.323% 1/13/27 (b)(c)(d)	2,450,000	2,284,712
1.904% 9/30/28 (b)(c)	4,433,000	3,951,061
2.159% 9/15/29 (b)(c)	2,375,000	2,066,746
2.591% 1/20/28 (b)(c)	1,660,000	1,538,145
2.824% 1/26/41 (b)	3,509,000	2,389,393
BPCE SA:
2.277% 1/20/32 (b)(c)	4,556,000	3,684,090
3.116% 10/19/32 (b)(c)	3,697,000	3,040,755
6.508% 1/18/35 (b)(c)	4,250,000	4,312,487
CaixaBank SA:
5.673% 3/15/30 (b)(c)	4,350,000	4,332,158
6.037% 6/15/35 (b)(c)	4,550,000	4,564,988
Citigroup, Inc.:
2.666% 1/29/31 (c)	3,094,000	2,678,803
3.785% 3/17/33 (c)	3,773,000	3,352,804
3.98% 3/20/30 (c)	4,527,000	4,257,858
4.412% 3/31/31 (c)	3,773,000	3,582,718
4.6% 3/9/26	347,000	341,344
4.91% 5/24/33 (c)	1,983,000	1,901,628
6.174% 5/25/34 (c)	975,000	990,171
8.125% 7/15/39	652,000	815,677
Citizens Financial Group, Inc.:
2.638% 9/30/32	2,619,000	1,993,650
6.645% 4/25/35 (c)	528,000	541,730
Commonwealth Bank of Australia 3.784% 3/14/32 (b)	9,980,000	8,712,586
Cooperatieve Rabobank UA:
3.649% 4/6/28 (b)(c)	4,207,000	4,003,003
3.75% 7/21/26	2,548,000	2,449,013
Credit Agricole SA 2.811% 1/11/41 (b)	2,524,000	1,714,319
Fifth Third Bancorp 8.25% 3/1/38	1,305,000	1,529,629
HSBC Holdings PLC:
2.357% 8/18/31 (c)	9,356,000	7,768,881
2.848% 6/4/31 (c)	3,697,000	3,178,489
4.041% 3/13/28 (c)	2,266,000	2,178,911
4.762% 3/29/33 (c)	4,735,000	4,378,083
4.95% 3/31/30	200,000	195,837
5.402% 8/11/33 (c)	3,062,000	3,023,773
Huntington Bancshares, Inc.:
2.487% 8/15/36 (c)	3,756,000	2,836,910
4.443% 8/4/28 (c)	1,702,000	1,646,952
6.208% 8/21/29 (c)	5,300,000	5,402,469
ING Groep NV:
4.017% 3/28/28 (c)	5,659,000	5,451,472
4.252% 3/28/33 (c)	3,773,000	3,487,949
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	7,182,000	7,112,573
JPMorgan Chase & Co.:
2.739% 10/15/30 (c)	5,659,000	4,977,734
2.956% 5/13/31 (c)	711,000	618,607
2.963% 1/25/33 (c)	5,659,000	4,794,697
4.586% 4/26/33 (c)	5,659,000	5,356,715
4.912% 7/25/33 (c)	7,546,000	7,312,910
5.717% 9/14/33 (c)	11,714,000	11,847,669
KBC Group NV 5.796% 1/19/29 (b)(c)	3,826,000	3,846,965
Lloyds Banking Group PLC:
3.87% 7/9/25 (c)	2,075,000	2,070,638
4.375% 3/22/28	2,617,000	2,527,500
4.976% 8/11/33 (c)	3,773,000	3,612,605
7.953% 11/15/33 (c)	3,754,000	4,201,621
Mizuho Financial Group, Inc. 2.564% 9/13/31	6,414,000	5,216,924
PNC Financial Services Group, Inc.:
5.068% 1/24/34 (c)	9,168,000	8,801,450
5.582% 6/12/29 (c)	4,400,000	4,429,103
Royal Bank of Canada 4.65% 1/27/26	400,000	394,762
Santander Holdings U.S.A., Inc.:
2.49% 1/6/28 (c)	1,044,000	957,168
5.807% 9/9/26 (c)	2,250,000	2,238,405
6.499% 3/9/29 (c)	1,662,000	1,694,478
Societe Generale:
1.488% 12/14/26 (b)(c)	1,736,000	1,622,311
3.625% 3/1/41 (b)	4,716,000	3,221,716
4.25% 4/14/25 (b)	1,018,000	1,001,324
4.75% 11/24/25 (b)	2,438,000	2,392,853
6.221% 6/15/33 (b)(c)	5,093,000	5,088,629
6.446% 1/10/29 (b)(c)	4,150,000	4,237,546
Truist Financial Corp. 5.122% 1/26/34 (c)	2,565,000	2,442,815
U.S. Bancorp 5.775% 6/12/29 (c)	6,700,000	6,774,261
UniCredit SpA 1.982% 6/3/27 (b)(c)	3,735,000	3,469,288
Wells Fargo & Co.:
3.068% 4/30/41 (c)	4,716,000	3,462,061
4.897% 7/25/33 (c)	3,944,000	3,774,124
6.491% 10/23/34 (c)	4,100,000	4,360,852
Westpac Banking Corp. U.S. TREASURY 1 YEAR INDEX + 2.680% 5.405% 8/10/33 (c)(d)	6,036,000	5,888,656
Zions Bancorp. NA 3.25% 10/29/29	3,105,000	2,575,581
		312,022,400
Capital Markets - 6.4%
Ares Capital Corp.:
2.15% 7/15/26	10,800,000	9,962,510
3.25% 7/15/25	5,300,000	5,134,735
3.875% 1/15/26	6,017,000	5,803,243
4.25% 3/1/25	5,162,000	5,091,615
Athene Global Funding:
1.45% 1/8/26 (b)	6,772,000	6,330,570
2.5% 3/24/28 (b)	4,225,000	3,780,406
Blackstone Holdings Finance Co. LLC:
2.8% 9/30/50 (b)	755,000	450,037
3.5% 9/10/49 (b)	2,795,000	1,940,227
Blackstone Private Credit Fund:
4.7% 3/24/25	9,805,000	9,699,705
7.05% 9/29/25	4,993,000	5,041,198
Deutsche Bank AG 4.5% 4/1/25	5,744,000	5,668,712
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (c)	4,762,000	4,509,475
3.035% 5/28/32 (c)	2,440,000	2,046,239
6.72% 1/18/29 (c)	1,056,000	1,090,387
Morgan Stanley:
1.794% 2/13/32 (c)	4,433,000	3,529,744
2.699% 1/22/31 (c)	3,773,000	3,283,619
6.342% 10/18/33 (c)	9,055,000	9,573,857
Nuveen LLC 5.55% 1/15/30 (b)	884,000	885,989
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	2,552,000	2,510,738
S&P Global, Inc. 3.9% 3/1/62	1,462,000	1,089,665
UBS Group AG:
3.091% 5/14/32 (b)(c)	3,207,000	2,732,822
3.126% 8/13/30 (b)(c)	3,246,000	2,895,349
4.194% 4/1/31 (b)(c)	3,632,000	3,376,196
4.55% 4/17/26	1,838,000	1,807,106
4.988% 8/5/33 (b)(c)	6,338,000	6,058,139
6.537% 8/12/33 (b)(c)	4,339,000	4,569,882
9.016% 11/15/33 (b)(c)	1,264,000	1,531,646
		110,393,811
Consumer Finance - 3.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	444,000	436,516
1.75% 1/30/26	2,343,000	2,198,790
2.45% 10/29/26	3,344,000	3,111,511
3% 10/29/28	2,623,000	2,369,897
3.3% 1/30/32	788,000	671,190
3.4% 10/29/33	1,630,000	1,357,454
3.85% 10/29/41	2,664,000	2,079,328
6.15% 9/30/30	5,100,000	5,249,628
6.45% 4/15/27	1,131,000	1,157,725
Ally Financial, Inc.:
2.2% 11/2/28	1,496,000	1,289,971
5.75% 11/20/25	2,910,000	2,896,830
5.8% 5/1/25	753,000	752,490
8% 11/1/31	7,762,000	8,496,622
Capital One Financial Corp.:
2.359% 7/29/32 (c)	5,230,000	4,081,894
5.247% 7/26/30 (c)	2,443,000	2,386,407
5.268% 5/10/33 (c)	6,791,000	6,538,323
5.468% 2/1/29 (c)	1,251,000	1,240,948
5.817% 2/1/34 (c)	2,175,000	2,145,597
6.312% 6/8/29 (c)	4,200,000	4,286,706
Discover Financial Services:
4.5% 1/30/26	393,000	385,465
6.7% 11/29/32	384,000	401,316
Ford Motor Credit Co. LLC:
3.375% 11/13/25	3,301,000	3,187,029
3.625% 6/17/31	200,000	170,849
4.063% 11/1/24	3,018,000	2,993,467
4.95% 5/28/27	6,187,000	6,032,256
		65,918,209
Financial Services - 3.0%
Aon Corp. / Aon Global Holdings PLC 2.6% 12/2/31	1,246,000	1,036,686
Aviation Capital Group LLC 6.75% 10/25/28 (b)	4,100,000	4,260,502
Corebridge Financial, Inc.:
3.65% 4/5/27	564,000	538,589
3.85% 4/5/29	554,000	516,492
3.9% 4/5/32	659,000	588,312
4.35% 4/5/42	150,000	123,661
4.4% 4/5/52	443,000	351,013
6.05% 9/15/33 (b)	6,000,000	6,134,264
Equitable Holdings, Inc.:
4.35% 4/20/28	2,304,000	2,211,854
5% 4/20/48	1,124,000	1,001,595
Fiserv, Inc. 3.5% 7/1/29	1,423,000	1,313,466
Jackson Financial, Inc.:
3.125% 11/23/31	7,409,000	6,143,238
4% 11/23/51	2,264,000	1,531,627
5.17% 6/8/27	611,000	604,519
5.67% 6/8/32	2,914,000	2,916,993
Jbs U.S.A. Holding Lux/ Jbs U.S.A. F:
2.5% 1/15/27	4,986,000	4,591,464
3% 5/15/32	4,771,000	3,874,849
4.375% 2/2/52	2,067,000	1,530,958
5.5% 1/15/30	4,848,000	4,734,399
6.5% 12/1/52	3,018,000	3,027,700
Rexford Industrial Realty LP 2.15% 9/1/31	1,749,000	1,393,955
Voya Financial, Inc.:
4.7% 1/23/48 (c)	1,897,000	1,621,377
5.7% 7/15/43	883,000	849,594
		50,897,107
Insurance - 3.9%
AIA Group Ltd.:
3.2% 9/16/40 (b)	658,000	477,170
3.375% 4/7/30 (b)	1,030,000	932,357
3.6% 4/9/29 (b)	1,320,000	1,232,297
3.9% 4/6/28 (b)	1,589,000	1,520,707
American International Group, Inc. 5.75% 4/1/48 (c)	2,168,000	2,125,742
AmFam Holdings, Inc. 2.805% 3/11/31 (b)	3,311,000	2,528,759
Aon Corp. 6.25% 9/30/40	86,000	90,730
Assurant, Inc. 2.65% 1/15/32	4,697,000	3,825,001
Athene Holding Ltd.:
3.45% 5/15/52	4,150,000	2,651,682
3.95% 5/25/51	971,000	692,772
6.65% 2/1/33	3,056,000	3,217,134
Brown & Brown, Inc. 4.2% 3/17/32	2,151,000	1,937,827
Empower Finance 2020 LP 3.075% 9/17/51 (b)	2,134,000	1,370,693
Fairfax Financial Holdings Ltd.:
3.375% 3/3/31	2,081,000	1,798,021
5.625% 8/16/32	8,111,000	7,948,180
Hartford Financial Services Group, Inc. 4.3% 4/15/43	411,000	345,160
Intact Financial Corp. 5.459% 9/22/32 (b)	4,464,000	4,418,540
Liberty Mutual Group, Inc. 5.5% 6/15/52 (b)	3,214,000	2,983,208
Massachusetts Mutual Life Insurance Co.:
3.2% 12/1/61 (b)	3,669,000	2,192,039
3.729% 10/15/70 (b)	982,000	643,645
Pacific LifeCorp:
3.35% 9/15/50 (b)	4,263,000	2,919,789
5.125% 1/30/43 (b)	436,000	402,370
Principal Financial Group, Inc. 3.7% 5/15/29	477,000	441,849
Prudential Financial, Inc. 6% 9/1/52 (c)	2,597,000	2,538,637
Reinsurance Group of America, Inc. 5.75% 9/15/34	5,250,000	5,221,805
Reliance Standard Life Global Funding II 2.75% 5/7/25 (b)	3,387,000	3,295,635
Unum Group:
4.125% 6/15/51	5,196,000	3,792,738
5.75% 8/15/42	1,270,000	1,224,045
Willis Group North America, Inc. 5.35% 5/15/33	4,000,000	3,899,503
		66,668,035
TOTAL FINANCIALS		605,899,562
HEALTH CARE - 6.3%
Biotechnology - 0.4%
Amgen, Inc.:
4.663% 6/15/51	2,264,000	1,936,311
5.25% 3/2/30	856,000	858,236
5.25% 3/2/33	966,000	958,653
5.65% 3/2/53	457,000	451,032
5.75% 3/2/63	832,000	819,206
Regeneron Pharmaceuticals, Inc.:
1.75% 9/15/30	2,226,000	1,814,005
2.8% 9/15/50	1,509,000	923,031
		7,760,474
Health Care Providers & Services - 4.0%
Centene Corp.:
2.625% 8/1/31	6,274,000	5,104,959
3% 10/15/30	5,857,000	4,979,901
4.25% 12/15/27	609,000	579,519
4.625% 12/15/29	2,218,000	2,087,961
Cigna Group:
3.4% 3/15/50	2,641,000	1,797,558
3.4% 3/15/51	2,641,000	1,794,660
4.8% 8/15/38	1,634,000	1,494,009
4.9% 12/15/48	314,000	276,238
CVS Health Corp.:
4.78% 3/25/38	1,312,000	1,167,001
5% 1/30/29	698,000	688,578
5.125% 2/21/30	8,572,000	8,429,391
5.25% 1/30/31	286,000	281,648
5.3% 6/1/33	5,000,000	4,865,379
Elevance Health, Inc. 2.25% 5/15/30	3,292,000	2,791,980
HCA Holdings, Inc.:
3.375% 3/15/29	1,332,000	1,216,158
3.625% 3/15/32	4,729,000	4,132,121
4.625% 3/15/52	2,003,000	1,614,579
5.125% 6/15/39	1,137,000	1,055,564
5.25% 6/15/49	1,254,000	1,112,319
Humana, Inc. 5.375% 4/15/31	1,051,000	1,040,657
ICON Investments Six Designated Activity:
5.849% 5/8/29	2,566,000	2,598,179
6% 5/8/34	2,999,000	3,053,611
Quest Diagnostics, Inc. 2.95% 6/30/30	3,773,000	3,326,525
Sabra Health Care LP:
3.2% 12/1/31	3,672,000	3,026,006
3.9% 10/15/29	476,000	425,648
UnitedHealth Group, Inc. 4.625% 7/15/35	253,000	240,943
Universal Health Services, Inc.:
2.65% 10/15/30	5,690,000	4,796,177
2.65% 1/15/32	5,770,000	4,689,992
		68,667,261
Pharmaceuticals - 1.9%
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (b)	5,031,000	4,907,419
4.375% 12/15/28 (b)	3,207,000	3,029,466
4.875% 6/25/48 (b)	3,224,000	2,611,536
Bayer U.S. Finance LLC 6.875% 11/21/53 (b)	2,400,000	2,488,726
Bristol-Myers Squibb Co.:
5.1% 2/22/31	1,669,000	1,665,199
5.2% 2/22/34	3,300,000	3,278,686
5.5% 2/22/44	689,000	681,895
5.55% 2/22/54	2,339,000	2,302,892
5.65% 2/22/64	3,400,000	3,322,370
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)	4,309,000	4,344,416
Perrigo Finance PLC 4.65% 6/15/30	3,924,000	3,606,620
		32,239,225
TOTAL HEALTH CARE		108,666,960
INDUSTRIALS - 6.3%
Aerospace & Defense - 2.2%
BAE Systems PLC:
3.4% 4/15/30 (b)	326,000	293,695
5.25% 3/26/31 (b)	363,000	359,845
5.3% 3/26/34 (b)	2,500,000	2,462,930
5.5% 3/26/54 (b)	893,000	869,541
RTX Corp.:
6.1% 3/15/34	3,600,000	3,767,477
6.4% 3/15/54	3,500,000	3,815,782
The Boeing Co.:
2.75% 2/1/26	1,254,000	1,186,715
3.25% 2/1/28	2,641,000	2,406,449
5.04% 5/1/27	9,998,000	9,771,100
5.15% 5/1/30	6,225,000	5,939,435
5.805% 5/1/50	4,905,000	4,392,086
6.298% 5/1/29 (b)	485,000	488,931
6.388% 5/1/31 (b)	367,000	371,242
6.528% 5/1/34 (b)	393,000	398,470
6.858% 5/1/54 (b)	591,000	599,405
7.008% 5/1/64 (b)	558,000	562,819
		37,685,922
Building Products - 0.4%
Carlisle Companies, Inc. 2.75% 3/1/30	3,773,000	3,286,461
Carrier Global Corp.:
2.7% 2/15/31	3,848,000	3,293,508
5.9% 3/15/34	192,000	199,451
6.2% 3/15/54	200,000	214,488
		6,993,908
Ground Transportation - 0.2%
Burlington Northern Santa Fe LLC:
4.15% 4/1/45	342,000	283,693
4.4% 3/15/42	847,000	741,305
CSX Corp. 4.3% 3/1/48	3,346,000	2,798,422
		3,823,420
Industrial Conglomerates - 0.0%
Trane Technologies Financing Ltd. 4.65% 11/1/44	190,000	167,967
Machinery - 1.1%
AGCO Corp. 5.8% 3/21/34	3,844,000	3,837,276
Ingersoll Rand, Inc.:
5.314% 6/15/31	4,500,000	4,504,066
5.4% 8/14/28	2,129,000	2,145,743
5.45% 6/15/34	4,300,000	4,309,647
5.7% 8/14/33	2,250,000	2,293,413
Westinghouse Air Brake Tech Co. 3.2% 6/15/25	2,421,000	2,359,683
		19,449,828
Passenger Airlines - 0.2%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	728,181	672,567
American Airlines, Inc. 3.75% 4/15/27	856,546	825,981
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 9/15/36 (b)	784,130	675,500
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	478,989	444,011
United Airlines, Inc. equipment trust certificate 4.6% 9/1/27	421,658	409,367
		3,027,426
Professional Services - 0.2%
Booz Allen Hamilton, Inc. 5.95% 8/4/33	3,095,000	3,176,953
Trading Companies & Distributors - 0.7%
Air Lease Corp.:
2.875% 1/15/26	2,641,000	2,524,379
2.875% 1/15/32	5,772,000	4,820,600
5.3% 2/1/28	4,263,000	4,244,099
		11,589,078
Transportation Infrastructure - 1.3%
Avolon Holdings Funding Ltd.:
2.528% 11/18/27 (b)	5,125,000	4,580,306
2.875% 2/15/25 (b)	9,228,000	9,016,187
4.25% 4/15/26 (b)	529,000	512,476
4.375% 5/1/26 (b)	380,000	369,064
5.5% 1/15/26 (b)	679,000	672,528
5.75% 3/1/29 (b)	5,000,000	4,964,822
6.375% 5/4/28 (b)	1,538,000	1,559,489
		21,674,872
TOTAL INDUSTRIALS		107,589,374
INFORMATION TECHNOLOGY - 3.4%
Electronic Equipment, Instruments & Components - 0.8%
Dell International LLC/EMC Corp.:
3.375% 12/15/41	2,264,000	1,664,043
3.45% 12/15/51	1,091,000	742,299
5.3% 10/1/29	3,773,000	3,779,506
Vontier Corp.:
2.4% 4/1/28	4,659,000	4,084,586
2.95% 4/1/31	5,228,000	4,296,033
		14,566,467
IT Services - 0.2%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	3,241,000	3,013,263
Semiconductors & Semiconductor Equipment - 1.8%
Broadcom, Inc.:
1.95% 2/15/28 (b)	318,000	282,949
2.45% 2/15/31 (b)	2,716,000	2,270,594
2.6% 2/15/33 (b)	2,750,000	2,202,399
3.137% 11/15/35 (b)	4,150,000	3,298,761
3.5% 2/15/41 (b)	2,186,000	1,666,835
3.75% 2/15/51 (b)	1,026,000	756,426
Marvell Technology, Inc.:
2.45% 4/15/28	3,018,000	2,711,878
5.75% 2/15/29	2,365,000	2,406,141
5.95% 9/15/33	1,909,000	1,958,749
Micron Technology, Inc.:
2.703% 4/15/32	1,236,000	1,019,596
3.366% 11/1/41	1,347,000	986,146
3.477% 11/1/51	1,351,000	933,574
4.185% 2/15/27	5,236,000	5,083,949
5.3% 1/15/31	4,778,000	4,747,573
		30,325,570
Software - 0.6%
Oracle Corp.:
2.875% 3/25/31	4,527,000	3,893,159
3.95% 3/25/51	3,211,000	2,365,504
4.375% 5/15/55	1,405,000	1,093,631
5.375% 7/15/40	81,000	76,987
Roper Technologies, Inc.:
1.75% 2/15/31	2,264,000	1,811,929
2.95% 9/15/29	1,714,000	1,530,019
		10,771,229
TOTAL INFORMATION TECHNOLOGY		58,676,529
MATERIALS - 2.0%
Chemicals - 1.5%
Celanese U.S. Holdings LLC:
6.165% 7/15/27	7,168,000	7,265,555
6.33% 7/15/29	2,264,000	2,323,991
6.35% 11/15/28	831,000	853,355
6.55% 11/15/30	841,000	877,957
6.7% 11/15/33	493,000	518,622
International Flavors & Fragrances, Inc.:
1.832% 10/15/27 (b)	3,188,000	2,826,494
2.3% 11/1/30 (b)	3,207,000	2,655,753
LYB International Finance III LLC 2.25% 10/1/30	1,964,000	1,653,526
The Dow Chemical Co.:
4.55% 11/30/25	51,000	50,296
5.15% 2/15/34	5,900,000	5,788,657
		24,814,206
Containers & Packaging - 0.3%
Smurfit Kappa Treasury ULC 5.438% 4/3/34 (b)	5,100,000	5,005,844
Metals & Mining - 0.2%
Anglo American Capital PLC 3.875% 3/16/29 (b)	3,773,000	3,511,720
TOTAL MATERIALS		33,331,770
REAL ESTATE - 5.5%
Equity Real Estate Investment Trusts (REITs) - 5.1%
Agree LP:
4.8% 10/1/32	4,123,000	3,865,095
5.625% 6/15/34	2,941,000	2,892,887
Alexandria Real Estate Equities, Inc.:
1.875% 2/1/33	6,131,000	4,596,276
4.7% 7/1/30	521,000	500,407
American Tower Corp. 2.1% 6/15/30	2,150,000	1,786,675
Brixmor Operating Partnership LP:
2.25% 4/1/28	1,426,000	1,264,227
4.05% 7/1/30	819,000	753,969
4.125% 5/15/29	420,000	393,884
Corporate Office Properties LP:
2% 1/15/29	2,896,000	2,449,605
2.25% 3/15/26	314,000	295,549
2.75% 4/15/31	1,519,000	1,249,911
2.9% 12/1/33	4,982,000	3,891,723
Crown Castle, Inc. 3.3% 7/1/30	5,282,000	4,671,823
Hudson Pacific Properties LP:
3.95% 11/1/27	1,559,000	1,337,290
5.95% 2/15/28	10,874,000	9,333,032
Invitation Homes Operating Partnership LP:
2% 8/15/31	1,752,000	1,375,127
4.15% 4/15/32	886,000	806,290
Kite Realty Group LP 5.5% 3/1/34	269,000	262,427
Kite Realty Group Trust:
4% 3/15/25	85,000	83,692
4.75% 9/15/30	1,720,000	1,633,064
LXP Industrial Trust (REIT) 4.4% 6/15/24	85,000	84,927
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31	3,393,000	2,202,100
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	1,168,000	935,811
3.375% 2/1/31	4,399,000	3,743,041
4.75% 1/15/28	1,886,000	1,813,488
Phillips Edison Grocery Center 5.75% 7/15/34	277,000	274,126
Piedmont Operating Partnership LP 2.75% 4/1/32	253,000	182,032
Realty Income Corp.:
2.1% 3/15/28	1,856,000	1,654,358
2.85% 12/15/32	181,000	148,714
Store Capital LLC:
2.7% 12/1/31	4,905,000	3,916,837
2.75% 11/18/30	369,000	301,243
Sun Communities Operating LP:
2.3% 11/1/28	288,000	251,461
2.7% 7/15/31	733,000	602,175
4.2% 4/15/32	5,659,000	5,049,366
5.7% 1/15/33	4,680,000	4,606,046
UDR, Inc. 2.1% 8/1/32	2,714,000	2,098,999
Ventas Realty LP:
2.5% 9/1/31	2,126,000	1,733,944
3% 1/15/30	3,071,000	2,688,806
4.4% 1/15/29	3,773,000	3,608,841
VICI Properties LP:
4.75% 2/15/28	1,217,000	1,180,610
4.95% 2/15/30	3,641,000	3,488,027
5.125% 5/15/32	309,000	292,030
5.75% 4/1/34	211,000	207,529
Vornado Realty LP:
2.15% 6/1/26	316,000	290,222
3.4% 6/1/31	1,142,000	888,449
WP Carey, Inc. 2.4% 2/1/31	2,127,000	1,768,358
		87,454,493
Real Estate Management & Development - 0.4%
Brandywine Operating Partnership LP:
4.55% 10/1/29	682,000	593,930
8.05% 3/15/28	1,600,000	1,649,850
8.875% 4/12/29	1,131,000	1,170,540
Tanger Properties LP 2.75% 9/1/31	3,679,000	2,991,397
		6,405,717
TOTAL REAL ESTATE		93,860,210
UTILITIES - 9.7%
Electric Utilities - 6.0%
Alabama Power Co. 3.05% 3/15/32	1,154,000	994,291
American Transmission Systems, Inc. 2.65% 1/15/32 (b)	3,542,000	2,923,944
Cleco Corporate Holdings LLC:
3.375% 9/15/29	4,212,000	3,652,745
3.743% 5/1/26	10,569,000	10,176,047
Cleveland Electric Illuminating Co.:
3.5% 4/1/28 (b)	1,357,000	1,263,236
5.95% 12/15/36	1,245,000	1,243,018
Duke Energy Corp.:
2.45% 6/1/30	479,000	408,417
2.55% 6/15/31	2,641,000	2,207,710
4.5% 8/15/32	7,595,000	7,107,179
5% 8/15/52	7,595,000	6,631,939
Duke Energy Indiana LLC 4.9% 7/15/43	1,016,000	916,276
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	440,000	369,001
2.775% 1/7/32 (b)	1,619,000	1,307,700
3.616% 8/1/27 (b)	1,658,000	1,551,132
Edison International 3.55% 11/15/24	1,603,000	1,586,531
Exelon Corp.:
3.35% 3/15/32	7,856,000	6,856,974
4.05% 4/15/30	2,862,000	2,683,857
4.1% 3/15/52	230,000	176,862
5.45% 3/15/34	3,500,000	3,469,071
5.6% 3/15/53	3,400,000	3,291,256
FirstEnergy Corp.:
2.05% 3/1/25	828,000	804,434
2.25% 9/1/30	3,488,000	2,879,244
2.65% 3/1/30	6,250,000	5,371,609
Georgia Power Co. 5.25% 3/15/34	4,300,000	4,270,263
IPALCO Enterprises, Inc.:
4.25% 5/1/30	5,433,000	5,033,302
5.75% 4/1/34 (b)	1,829,000	1,803,315
ITC Holdings Corp. 5.65% 5/9/34 (b)	6,000,000	5,986,128
Southern Co.:
3.7% 4/30/30	5,591,000	5,155,201
4.4% 7/1/46	4,905,000	4,117,146
5.113% 8/1/27 (e)	6,980,000	6,940,949
Tampa Electric Co. 6.55% 5/15/36	169,000	179,294
Xcel Energy, Inc.:
3.5% 12/1/49	2,768,000	1,887,685
4.8% 9/15/41	188,000	161,997
		103,407,753
Gas Utilities - 0.2%
Boston Gas Co. 4.487% 2/15/42 (b)	678,000	551,309
ONE Gas, Inc. 2% 5/15/30	1,965,000	1,645,924
Southern Co. Gas Capital Corp. 3.15% 9/30/51	1,845,000	1,163,977
		3,361,210
Independent Power and Renewable Electricity Producers - 1.5%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	3,773,000	3,682,967
Emera U.S. Finance LP:
2.639% 6/15/31	4,782,000	3,905,430
3.55% 6/15/26	5,527,000	5,287,997
4.75% 6/15/46	3,302,000	2,672,896
The AES Corp.:
1.375% 1/15/26	1,815,000	1,694,841
2.45% 1/15/31	6,228,000	5,114,063
3.3% 7/15/25 (b)	1,482,000	1,439,419
3.95% 7/15/30 (b)	2,106,000	1,897,474
		25,695,087
Multi-Utilities - 2.0%
Berkshire Hathaway Energy Co. 2.85% 5/15/51	2,452,000	1,492,254
Consolidated Edison Co. of New York, Inc. 5.2% 3/1/33	4,905,000	4,897,141
Dominion Energy, Inc. 3.071% 8/15/24 (c)	3,337,000	3,317,843
NiSource, Inc.:
1.7% 2/15/31	1,886,000	1,496,824
2.95% 9/1/29	678,000	605,923
3.6% 5/1/30	3,080,000	2,809,922
4.375% 5/15/47	1,886,000	1,538,593
4.8% 2/15/44	3,018,000	2,632,983
5% 6/15/52	1,320,000	1,172,837
5.25% 2/15/43	80,000	73,888
5.95% 6/15/41	386,000	387,223
Puget Energy, Inc.:
2.379% 6/15/28	3,992,000	3,539,362
3.65% 5/15/25	994,000	974,049
4.1% 6/15/30	1,049,000	958,123
4.224% 3/15/32	6,457,000	5,740,428
WEC Energy Group, Inc.:
CME Term SOFR 3 Month Index + 2.110% 7.6965% 5/15/67 (c)(d)	40,000	39,400
2.2% 12/15/28	1,886,000	1,655,443
		33,332,236
TOTAL UTILITIES		165,796,286
TOTAL NONCONVERTIBLE BONDS (Cost $1,683,263,930)		1,521,300,043

U.S. Treasury Obligations - 9.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.75% 8/15/41	8,036,000	5,241,293
1.875% 2/15/41	7,545,500	5,095,865
2% 11/15/41	4,695,500	3,182,669
2.25% 2/15/52	22,300	13,965
2.875% 5/15/52	848,700	612,423
3.625% 2/15/53	448,300	375,469
3.625% 5/15/53	3,400,000	2,848,031
4.125% 8/15/53	27,270,000	25,011,703
4.25% 2/15/54	110,549,000	103,691,513
4.625% 5/15/54	4,800,000	4,794,000
U.S. Treasury Notes 4.5% 11/15/33	5,000,000	5,000,781
TOTAL U.S. TREASURY OBLIGATIONS (Cost $165,602,818)		155,867,712

Asset-Backed Securities - 0.4%
	Principal Amount (a)	Value ($)
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (b)	2,177,355	2,121,405
Subway Funding LLC Issuer Series 2024-1A:
Class A23, 6.505% 7/30/54 (b)	1,138,000	1,138,000
Class A2I, 6.028% 7/30/54 (b)	2,183,000	2,183,000
Class A2II, 6.268% 7/30/54 (b)	1,298,000	1,298,000
TOTAL ASSET-BACKED SECURITIES (Cost $6,796,355)		6,740,405

Municipal Securities - 0.0%
	Principal Amount (a)	Value ($)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	525,000	676,658
California Gen. Oblig. Series 2010, 7.625% 3/1/40	115,000	137,079
TOTAL MUNICIPAL SECURITIES (Cost $927,256)		813,737

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a)	Value ($)
United Mexican States 4.5% 4/22/29 (Cost $2,058,187)	1,886,000	1,804,077

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Regions Bank 6.45% 6/26/37 (Cost $1,045,533)	985,000	1,006,595

Preferred Securities - 0.3%
	Principal Amount (a)	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge, Inc. 5.75% 7/15/80 (c)	2,153,000	2,006,400
FINANCIALS - 0.2%
Capital Markets - 0.2%
UBS Group AG:
4.375% (b)(c)(f)	1,356,000	1,099,947
4.875% (b)(c)(f)	2,890,000	2,642,808
		3,742,755
TOTAL PREFERRED SECURITIES (Cost $6,399,000)		5,749,155

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g) (Cost $13,316,029)	13,314,639	13,317,302

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $1,879,409,108)	1,706,599,026
NET OTHER ASSETS (LIABILITIES) - 0.4%	6,862,125
NET ASSETS - 100.0%	1,713,461,151

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $299,810,084 or 17.5% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	55,375,813	265,256,884	307,315,441	1,279,275	46	-	13,317,302	0.0%
Total	55,375,813	265,256,884	307,315,441	1,279,275	46	-	13,317,302

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Bank Notes and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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